General	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
General

1.	General

BeLive Holdings (“the Company”, and together with its subsidiaries, “the Group”) was incorporated on February 24, 2023 and domiciled in the Cayman Islands. The address of its registered office is Appleby Global Services (Cayman) Limited, 71 Fort Street, PO Box 500, George Town, Grand Cayman, KY1-1106, Cayman Islands.

BeLive Technology Group Ltd. (“BeLive BVI”), a wholly-owned subsidiary of the Company, was incorporated on March 7, 2023 and domiciled in British Virgin Islands. The address of its registered office is at Mandar House, 3rd Floor, Johnson’s Ghut, Tortola, British Virgin Islands.

BeLive Technology Pte. Ltd. (“BeLive SG”), a wholly-owned subsidiary of BeLive BVI, was incorporated on June 18, 2014 and domiciled in Singapore. The address of its registered office is at 26A Ann Siang Road, #03-00, Singapore 069706.

BeLive Technology (Vietnam) Company Ltd. (“BeLive Vietnam”), a wholly-owned subsidiary of BeLive SG, was incorporated on June 16, 2021 and domiciled in Vietnam. The address of its registered office is at 133 Duong Ba Trac, Ward 1, District 8, Ho Chi Minh City, Vietnam.

BeLive New Media Ltd. (“BeLive New Media”), a wholly-owned subsidiary of the Company, was incorporated on June 26, 2025 and domiciled in British Virgin Islands. The address of its registered office is at Mandar House, 3rd Floor, Johnson’s Ghut, Tortola, British Virgin Islands.

BeLive AI Studios Pte. Ltd. (“BeLive AI Studios”), a wholly-owned subsidiary of BeLive New Media, was incorporated on July 07, 2025 and domiciled in Singapore. The address of its registered office is at 26A Ann Siang Road, #03-00, Singapore 069706.

The principal activities of the Group are those related to development of software and programming activities.

On June 9, 2023, the Shareholders of BeLive SG (the “Shareholders”) have agreed to sell and BeLive BVI has agreed to buy the entire issued share capital of BeLive SG in consideration for the Company to allot and issue an aggregate of 32,268,663 fully paid ordinary shares of par value US$0.0001 each at the aggregate issue price of US$3,227.

As BeLive SG, BeLive BVI and the Company are under common control, the series of contractual arrangements between BeLive SG, BeLive BVI and the Company in 2023 constituted a reorganization under common control. The consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including issued share capital, which have been revised to reflect the effects of the reorganization in accordance with IFRS Accounting Standards as of January 1, 2023, December 31, 2023, 2024 and 2025.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2025, 2024 and 2023

(in Singapore Dollars)

1.	General (Continued)

Information about subsidiaries

Details of the Company’s principal subsidiaries are as follows:-

Name	Principal activities	Country of business/ incorporation

BeLive BVI	Investment holding	British Virgin Islands

BeLive SG	Development of other software and programming activities	Singapore

BeLive Vietnam	Computer programming and system administration	Vietnam

BeLive New Media*	Investment holding	British Virgin Islands

BeLive AI Studios*	Creative agency dealing in content production and campaign marketing	Singapore

*	BeLive New Media was newly incorporated on June 26, 2025 and BeLive AI Studios was newly incorporated on July 07, 2025.